Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Apr. 30, 2023	$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 8.03
Option Expiry Date May 9, 2026
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 10.46	[1]	$ 7.72
Option 14 and 15
Disclosure of classes of share capital [line items]
Exercise price			$ 4.10

[1]	Exercise price of US $7.72. The figure in the table above is translated at the April 30, 2023 rate.